Property, Plant and Equipment	6 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
Property, Plant and Equipment	15. PROPERTY, PLANT AND EQUIPMENT

	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(1)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2024	924	890	75	635	268	2,792
Additions	—	21	3	104	16	144
Disposals	(3)	(16)	—	(117)	(13)	(149)
At 30 June 2024	921	895	78	622	271	2,787
Accumulated depreciation:
At 1 January 2024	227	662	69	147	175	1,280
Charge for the period	11	34	1	37	9	92
Disposals	(3)	(16)	—	(41)	—	(60)
At 30 June 2024	235	680	70	143	184	1,312
Carrying amount	686	215	8	479	87	1,475
(1)Property, plant and equipment includes investment properties of £16m (2023: £17m).